Income Taxes (Schedule Of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
Period over which the amount of unrecognized tax benefits are not expected to significantly increase or decrease	0 years 12 months
Beginning balance, at October 1	$ 162	$ 170
Additions for current year tax positions	11	13
Additions for prior year tax positions	21	27
Reduction for prior year tax positions	(14)	(22)
Reduction for settlements with tax authorities	(5)	(7)
Reduction for expirations of statute of limitations	(18)	(19)
Ending balance, at September 30	$ 157	$ 162